Note 37 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading	€ 5,445	€ 3,834	€ 1,140
Interest expense on financial liabilities designated at fair value through profit or loss	170	130	58
Interest Expense For Financial Liabilities Measured At Amortised Cost	28,379	19,164	9,985
Interest Expense For Adjustment Interest On Accounting Coverage	1,097	809	(232)
Interest Expense For Insurance Activity	1,016	633	948
Interest Expense On Chargeable Cost To Pension Funds	173	110	76
Other Interest Expense	114	80	333
Interest expense	€ 36,392	€ 24,761	€ 12,309

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).